Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions
Schedule of the major related parties and their relationships with the Group

Name of related parties	Relationship with the Group

Tencent and its subsidiaries ("Tencent Group")	A shareholder of the Group
Shanghai Icson and its subsidiaries ("Shanghai Icson Group")	An investee of the Group and has been fully acquired since April 2016
Lexin and its subsidiaries ("Lexin Group")(*)	An investee of the Group
Bitauto and its subsidiaries ("Bitauto Group")	An investee of the Group
Tuniu and its subsidiaries ("Tuniu Group")	An investee of the Group
Dada and its subsidiaries ("Dada Group")	An investee of the Group
JD Digits	An entity and its subsidiaries controlled by the Founder
Yixin and its subsidiaries (“Yixin Group”)	An investee of the Group

(*) As the Group was no longer the major vendor of Lexin Group and the Group had no significant influence on it, Lexin Group was not recognized as the Group’s related party in the year of 2018.

Schedule of the major related party transactions

	For the year ended December 31,
Transactions	2016	2017	2018
	RMB	RMB	RMB
Revenues:
Services and sales of goods to Lexin Group	667,495	543,304	—
Commission service revenue from cooperation on advertising business with Tencent Group	184,241	260,572	345,186
Services to Tencent Group	52	31,505	276,728
Services and sales of goods to Dada Group	124,092	38,165	60,197
Traffic support, marketing and promotion services provided to Bitauto Group	610,722	609,055	608,844
Traffic support, marketing and promotion services provided to Tuniu Group	132,405	132,042	132,008
Traffic support, marketing and promotion services provided to Dada Group	41,409	62,195	62,129
Services and sales of goods to JD Digits	191,524	181,307	403,487
Traffic support, marketing and promotion services provided to JD Digits	101,114	90,506	45,606

Operating expenses:
Services and purchases from Shanghai Icson Group	20,871	—	—
Services and purchases from Tencent Group	244,644	674,727	1,175,849
Services from Dada Group	136,515	694,207	938,627
Payment processing and other services from JD Digits	1,669,840	2,936,416	3,930,847

Other income:
Income from non-compete agreement with Dada Group	53,186	80,447	78,771
Interest income from loans provided to JD Digits	533,180	871,014	179,556

Schedule of the major related party balances

	As of December 31,
	2017	2018
	RMB	RMB
Due from Tencent Group	595,105	862,781
Due from JD Digits
Loans provided to JD Digits(**)	11,747,066	4,427,907
Other receivables from/(payables to) JD Digits	328,969	(525,669)
Total	12,671,140	4,765,019

Due to Lexin Group	(1,367)	—
Due to Tuniu Group	(5,451)	(585)
Due to Dada Group	(7,378)	(118,135)
Total	(14,196)	(118,720)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	(1,379,965)	(771,121)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	(346,568)	(214,560)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	(331,354)	(269,225)
Total	(2,057,887)	(1,254,906)

Other liabilities in relation to non-compete obligation to Dada Group	(415,082)	(354,236)
Total	(415,082)	(354,236)

(**) In relation to the loans provided to JD Digits, the Group charged JD Digits based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the Consolidated Statements of Cash Flows.